Financial Instruments and Risk Management	12 Months Ended
Mar. 31, 2024
Financial Instruments and Risk Management [Abstract]
Financial Instruments and Risk Management
11.	Financial Instruments and Risk Management

Fair Value

IFRS 7 establishes a fair value hierarchy that prioritizes the input to valuation techniques used to measure fair value as follows:

Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2 – Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following provides the valuation method of the Company’s financial instruments as at March 31, 2024 and 2023:

			As at March 31,
	Level	2024	2023
Cash	1	$1,704,908	$3,664,578
Reclamation deposits	1	$11,000	$11,000
Marketable securities	1	$187,425	$737,371
Accounts payable and accrued liabilities	1	$236,583	$2,434,405
Due to related parties	1	$254,869	$384,876

There were no transfers from levels or change in the fair value measurements of financial instruments for the years ended March 31, 2024 and 2023.

Financial Risk Management

The Company’s activities expose it to a variety of financial risks including liquidity risk, credit risk and market risk.

Liquidity Risk

Liquidity risk is the risk that an entity will encounter difficulty in raising funds to meet commitments associated with financial instruments. The Company attempts to manage liquidity risk by maintaining a sufficient cash balance. As at March 31, 2024, the Company had cash of $1,704,908 to settle accounts payable and accrued liabilities (inclusive of amounts due to related parties) of $491,452.

Liquidity risk on amounts due to creditors and amounts due to related parties were significant to the Company’s statement of financial position. The Company manages these risks by actively pursuing additional share capital issuances to settle its obligations in the normal course of its operating, investing and financing activities. The Company’s ability to raise share capital is indirectly related to changing metal prices and the price of lithium and gold in particular.

Credit Risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. Financial instruments that potentially subject the Company to credit risk consist of cash, short-term investment, reclamation bonds and amounts receivable. The carrying amount of financial assets recorded in the financial statements, net of any allowances for losses, represents the maximum exposure to credit risk.

The Company deposits its cash with a high credit quality major Canadian financial institution as determined by ratings agencies. The Company does not invest in asset-backed deposits or investments and does not expect any credit losses. To reduce credit risk, the Company regularly reviews the collectability of its amounts receivable and establishes an allowance based on its best estimate of potentially uncollectible amounts. The Company historically has not had difficulty collecting its amounts receivable.

Market Risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises three types of price risk: currency risk, interest rate risk and other price risk.

Interest Rate Risk

The Company has no significant exposure at March 31, 2024, to interest rate risk through its financial instruments.

Currency Risk

The Company has no significant exposure at March 31, 2024, to currency risk through its financial instruments.

Financial assets and financial liabilities that bear interest at fixed rates are subject to fair value interest rate risk. In respect of financial assets, the Company’s policy is to invest cash at floating rates of interest in order to maintain liquidity while achieving a satisfactory return. Fluctuations in interest rates impact the amount of return the Company may realize but interest rate risk is not significant to the Company.